Investment in equity method investees (Details)	12 Months Ended							1 Months Ended		12 Months Ended					1 Months Ended	12 Months Ended							1 Months Ended	0 Months Ended	1 Months Ended			3 Months Ended	6 Months Ended	12 Months Ended				3 Months Ended			12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Jul. 31, 2012 Taiwan Taomee, related party Elyn Corporation, legal entity	Nov. 30, 2011 Taiwan Taomee, related party Elyn Corporation, legal entity	Jul. 31, 2012 Taiwan Taomee, related party Joy Children, legal entity	Nov. 30, 2011 Taiwan Taomee, related party Joy Children, legal entity	Feb. 28, 2011 Elyn, equity method investment USD ($)	Dec. 31, 2009 Elyn, equity method investment USD ($) item	Dec. 31, 2012 Elyn, equity method investment USD ($)	Dec. 31, 2011 Elyn, equity method investment USD ($)	Dec. 31, 2010 Elyn, equity method investment USD ($)	Nov. 30, 2011 Elyn, equity method investment	Aug. 12, 2011 Elyn, equity method investment	Feb. 28, 2011 Elyn, equity method investment Qiming Funds USD ($)	Dec. 31, 2012 Joy Children, equity method investment USD ($)	Dec. 31, 2011 Joy Children, equity method investment USD ($)	Jul. 31, 2012 Joy Children, equity method investment	Nov. 30, 2011 Joy Children, equity method investment	Jul. 31, 2012 Taiwan Taomee, equity method investment	Nov. 30, 2011 Taiwan Taomee, equity method investment	Aug. 12, 2011 Taiwan Taomee, equity method investment	Nov. 30, 2011 Taiwan Taomee, equity method investment Joy Children, legal entity USD ($)	May 31, 2012 Ruigao	Oct. 31, 2010 Ruigao item	Jul. 31, 2012 Ruigao Shanghai Taomee USD ($)	Oct. 31, 2010 Ruigao Shanghai Taomee item	Mar. 31, 2011 Ruigao Shanghai Taomee USD ($)	Mar. 31, 2011 Ruigao Shanghai Taomee USD ($)	Dec. 31, 2012 Ruigao Shanghai Taomee USD ($)	Dec. 31, 2011 Ruigao Shanghai Taomee USD ($)	Dec. 31, 2010 Ruigao Shanghai Taomee USD ($)	May 31, 2012 Ruigao Shanghai Taomee	Mar. 31, 2012 Chuangyou USD ($) item	Mar. 31, 2012 Chuangyou CNY	Jan. 31, 2013 Chuangyou	Dec. 31, 2012 Chuangyou Shanghai Taomee USD ($)	Mar. 31, 2012 Chuangyou Shanghai Taomee USD ($)	Mar. 31, 2012 Chuangyou Shanghai Taomee CNY
Investment in equity method investees
Ownership interest (as a percentage)								29.50%	40.00%				28.80%	28.80%				28.77%	28.77%	27.10%	27.60%	28.80%					17.65%						15.61%	6.00%	6.00%	19.16%
Ownership interest held through related party (as a percentage)									20.00%
Number of years for the exclusive right to operate virtual worlds transferred as consideration for the investment in the investee									3 years
Number of virtual worlds to operate under exclusive right transferred as consideration for the investment in the investee									3
Fair value of exclusive operating rights									$ 1,666,680
Sale of equity interest indirectly held by related party (as a percent)								10.50%							9.14%
Sale of equity interest indirectly held by related party to third party investor (as a percent)								1.36%
Proceeds from sale of equity method investment															3,385,000											1,041,124
Proceeds from sale of equity method investment received from third party investor								500,000
Gain from sale of equity method investment								3,662,098																		323,982
Percentage of ownership interest in affiliate				70.88%	72.09%	21.49%	21.86%
Consideration paid in cash	6,957,520	1,118,538	493,185																				668,992					502,534	986,370					142,694	900,000
Profit or loss in equity method investment	1,139,650	4,224,281	493,573							506,644	965,959	546,437				191,381	7,757													152,953	(411,533)	(52,864)					(35,310)
Number of unrelated individuals that have entered into an equity investment agreement with the entity																									2
Number of installments payments made to acquire ownership interest																											2
Ownership percentage acquired by third party investor																								7.50%
Percentage of newly issued equity interest agreed to be subscribed in future through call option																																						13.16%	13.16%
Amount of newly issued equity interest agreed to be subscribed in future through call option																																						$ 555,476	3,500,000
Number of investors of equity method investee that are director and principal shareholders in entity																																		1	1